Law Offices of
                      Paul, Hastings, Janofsky & Walker LLP
                              345 California Street
                      San Francisco, California 94104-2635
                            Telephone (415) 835-1600
                            Facsimile (415) 217-5333
                              Internet www.phjw.com


                                November 18, 1999

(415) 835-1649                                                       27287.82488
thngo@phjw.com

VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re:      Rule 497(e)-The Montgomery Funds
                  Montgomery Equity Income Fund
                  Montgomery International Small Cap Fund
                  File Nos. 33-34841 and 811-6011

Ladies and Gentleman:

                  Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, enclosed for filing is a supplement, dated November 18, 1999, to the Prospectus, dated October 31, 1999, for the Montgomery Equity Income Fund and the Montgomery International Small Cap Fund, including other series of The Montgomery Funds. The enclosed supplement contains an appropriate reference on its face to Rule 497(e) in accordance with Rule 497(g).

         Please direct any inquiries regarding this filing to the undersigned at the number listed above.

                                                 Very truly yours,

                                                  /s/ Thao H. Ngo

                                                  Thao H. Ngo
                                     for PAUL, HASTINGS, JANOFSKY & WALKER LLP

                                                                     Rule 497(e)
                                                 File Nos. 33-34841 and 811-6011

                              The Montgomery Funds

                     Supplement dated November 18, 1999 to
                       Prospectus dated October 31, 1999

For Shareholders in the Montgomery Equity Income Fund and the Montgomery International Small Cap Fund only:

The Montgomery Equity Income Fund and the Montgomery International Small Cap Fund will close to new shareholder accounts on November 30, 1999. Shareholders who own shares of these Funds when they close may continue to purchase shares in their existing accounts after they close. A shareholder, however, may not exchange shares from another Montgomery Fund for shares of one of these Funds unless that shareholder has an open account for the Fund.

Additionally,  the Manager has  proposed to  reorganize  the  Montgomery  Equity
Income Fund into the Montgomery U.S. Asset Allocation Fund, and to reorganize the Montgomery International Small Cap Fund into the Montgomery International Growth Fund. A Notice of a Special Meeting of Shareholers and a proxy statement seeking shareholder approval for each of these reorganizations will be sent to shareholders in the near future.